Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Large Cap Focus Growth V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.8%
TransDigm Group, Inc.
(a)
.............. 7,091 $ 5,978,635
Automobiles — 3.4%
Tesla, Inc.
(a)
....................... 29,004 7,257,381
Broadline Retail — 8.0%
Amazon.com, Inc.
(a)
................. 135,644 17,243,065
Capital Markets — 4.4%
Blackstone, Inc., Class A
(b)
............. 27,806 2,979,135
MSCI, Inc.
(b)
...................... 4,566 2,342,723
S&P Global, Inc. ................... 11,531 4,213,543
9,535,401
Commercial Services & Supplies — 2.9%
Copart, Inc.
(a)
..................... 143,615 6,188,371
Entertainment — 2.1%
Netflix, Inc.
(a)
...................... 12,217 4,613,139
Financial Services — 5.6%
Mastercard, Inc., Class A .............. 5,630 2,228,973
Visa, Inc., Class A
(b)
................. 42,791 9,842,358
12,071,331
Health Care Equipment & Supplies — 3.7%
(a)
Boston Scientific Corp. ............... 51,237 2,705,314
Intuitive Surgical, Inc. ................ 17,960 5,249,528
7,954,842
Health Care Providers & Services — 3.0%
UnitedHealth Group, Inc. .............. 12,805 6,456,153
Hotels, Restaurants & Leisure — 2.6%
Chipotle Mexican Grill, Inc.
(a)
........... 1,363 2,496,784
Evolution AB
(c) (d)
.................... 31,304 3,158,864
5,655,648
Interactive Media & Services — 6.4%
(a)
Alphabet, Inc., Class A ............... 80,913 10,588,275
Meta Platforms, Inc., Class A ........... 10,547 3,166,315
13,754,590
IT Services — 1.0%
Shopify, Inc., Class A
(a)
............... 41,374 2,257,779
Life Sciences Tools & Services — 3.1%
Danaher Corp. .................... 26,762 6,639,652
Oil, Gas & Consumable Fuels — 1.2%
Cheniere Energy, Inc. ................ 16,347 2,712,948
Pharmaceuticals — 4.1%
Eli Lilly & Co. ..................... 12,219 6,563,192
Zoetis, Inc., Class A ................. 13,089 2,277,224
8,840,416
Semiconductors & Semiconductor Equipment — 12.5%
ASML Holding NV (Registered), ADR ..... 11,783 6,936,181
Broadcom, Inc. .................... 7,933 6,588,991
NVIDIA Corp. ..................... 30,998 13,483,820
27,008,992
Software — 21.4%
Cadence Design Systems, Inc.
(a)
........ 27,699 6,489,876
Intuit, Inc. ........................ 19,714 10,072,671
Microsoft Corp. .................... 63,565 20,070,649
Palo Alto Networks, Inc.
(a)
............. 7,950 1,863,798
Roper Technologies, Inc. .............. 8,729 4,227,280
Security
Shares
Shares Value
Software (continued)
ServiceNow, Inc.
(a)
.................. 6,304 $ 3,523,684
46,247,958
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc. ....................... 111,895 19,157,543
Textiles, Apparel & Luxury Goods — 1.8%
LVMH Moet Hennessy Louis Vuitton SE .... 3,923 2,961,201
NIKE, Inc., Class B ................. 10,809 1,033,556
3,994,757
Total Common Stocks — 98 .9%
(Cost: $ 164,270,255 ) ............................. 213,568,601
Preferred Securities
Preferred Stocks — 1.3%
IT Services — 1.3%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,906,152 )
(a) (e) (f)
.............. 17,396 2,851,404
Total Preferred Securities — 1 .3%
(Cost: $ 1,906,152 ) .............................. 2,851,404
Total Long-Term Investments — 100.2%
(Cost: $ 166,176,407 ) ............................. 216,420,005
Short-Term Securities
Money Market Funds — 6.6%
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23% ................... 74,825 74,825
SL Liquidity Series, LLC, Money Market Series ,
5.52%
(i)
....................... 14,215,084 14,219,349
Total Short-Term Securities — 6 .6%
(Cost: $ 14,294,174 ) .............................. 14,294,174
Total Investments — 106 .8%
(Cost: $ 180,470,581 ) ............................. 230,714,179
Liabilities in Excess of Other Assets — (6.8) % ............ (14,701,088)
Net Assets — 100.0% ..............................
$ 216,013,091
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,851,404, representing 1.32% of its net assets as of period end, and an original cost of $1,906,152.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Large Cap Focus Growth V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,096,849 $ — $ (1,022,024)
(a)
$ — $ — $ 74,825 74,825 $ 42,124 $ —
SL Liquidity Series, LLC, Money
Market Series ........... — 14,214,886
(a)
— 4,463 — 14,219,349 14,215,084 11,903
(b)
—
$ 4,463 $ — $ 14,294,174 $ 54,027 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Large Cap Focus Growth V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 5,978,635 $ — $ — $ 5,978,635
Automobiles .......................................... 7,257,381 — — 7,257,381
Broadline Retail ........................................ 17,243,065 — — 17,243,065
Capital Markets ........................................ 9,535,401 — — 9,535,401
Commercial Services & Supplies ............................. 6,188,371 — — 6,188,371
Entertainment ......................................... 4,613,139 — — 4,613,139
Financial Services ...................................... 12,071,331 — — 12,071,331
Health Care Equipment & Supplies ........................... 7,954,842 — — 7,954,842
Health Care Providers & Services ............................ 6,456,153 — — 6,456,153
Hotels, Restaurants & Leisure .............................. 2,496,784 3,158,864 — 5,655,648
Interactive Media & Services ............................... 13,754,590 — — 13,754,590
IT Services ........................................... 2,257,779 — — 2,257,779
Life Sciences Tools & Services .............................. 6,639,652 — — 6,639,652
Oil, Gas & Consumable Fuels ............................... 2,712,948 — — 2,712,948
Pharmaceuticals ....................................... 8,840,416 — — 8,840,416
Semiconductors & Semiconductor Equipment .................... 27,008,992 — — 27,008,992
Software ............................................. 46,247,958 — — 46,247,958
Technology Hardware, Storage & Peripherals .................... 19,157,543 — — 19,157,543
Textiles, Apparel & Luxury Goods ............................ 1,033,556 2,961,201 — 3,994,757
Preferred Securities ....................................... — — 2,851,404 2,851,404
Short-Term Securities
Money Market Funds ...................................... 74,825 — — 74,825
$ 207,523,361 $ 6,120,065 $ 2,851,404 $ 216,494,830
Investments Valued at NAV
(a)
...................................... 14,219,349
$ 230,714,179
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Large Cap Focus Growth V.I. Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2022 ................................................................................... $ 2,866,981 $ 2,866,981
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized depreciation
(a)
...................................................................................... (15,577) (15,577)
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of September 30, 2023 ...................................................................................
$ 2,851,404 $ 2,851,404
Net change in unrealized depreciation on investments still held at September 30, 2023
(a)
......................................................
$ (15,577) $ (15,577)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Large Cap Focus Growth V.I. Fund

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “ Valuation Committee”) to
determine the value of certain of the Fund’s Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 2,851,404 Market Revenue Multiple 2.20x - 3.30x 2.75x
$ 2,851,404
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International